Investment Strategy - PeakShares Sector Rotation ETF	Jun. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active and frequent trading. The Fund will normally invest at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of equity securities that include common stocks of U.S companies and equity ETFs providing exposure to such companies, or derivatives that have economic characteristics similar to such securities. The equity ETFs in which the Fund will invest are primarily index ETFs that invest in the common stock of U.S. companies although the Fund may also invest in actively managed ETFs that provide similar exposure to equity securities. To enhance returns and generate income, the Fund will from time to time incorporate a covered call option writing strategy. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different sectors of the U.S. equity markets. The Fund may invest in securities of companies of any market capitalization or equity ETFs that provide exposure to companies of any capitalization.

The Fund will invest in equity securities based on macroeconomic and asset cycle investing methodology that determines the rank order of industry sectors, and then makes periodic shifts to (i) capitalize on market opportunities, or (ii) avoid market declines. The Fund expects to hold 20 to 100 securities at any given time, including individual company securities and positions in equity ETFs, with no fewer than 11 positions at any time. The core of the Fund’s portfolio will be comprised of a combination of equity securities representing the 11 industry sectors that make up the S&P 500 Index, although additional positions like ETFs, options or other equity securities that are not a component of the S&P 500 Index may be included in the Fund’s portfolio. As of the date of this Prospectus, the industry sectors include: communication services, consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, real estate, information technology and utilities. There is no minimum or maximum number of securities or positions for each sector. A sector can be represented by a single ETF or several individual positions or ETFs.

Over- and under-weights of sectors relative to the weighting in the S&P 500 index are determined by the overall market and sector outlook. The Fund’s investment process includes top-down macroeconomic and sector analysis as well as a bottom-up forecasting methodology. The top-down sector models incorporate macroeconomic, key industry drivers, financial metrics, and valuations to arrive at a projected return forecast and outlook for each industry sector. Using these forecasts and outlooks, the Adviser then allocates weights to each market sector to construct a portfolio that seeks to maximize expected return. In addition, the Adviser conducts an ongoing analysis of the state of the investment universe based on economic, political, and market conditions, to look for significant changes to those sectors categories and determine the highest potential for positive returns during periods of relative economic strength, while utilizing defensive positioning such as allocations to more defensive sectors when economic and market environments weaken, rebalancing the portfolio as needed.

The Fund’s bottoms-up strategy includes deep fundamental analysis and modeling for each security in the portfolio. The Adviser determines price target for each security based on its models and projections and continuously tracks the investment thesis in each security. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

Option Strategy. To enhance returns and generate income, the Fund will from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund pursues its options strategy by writing (selling) covered call options on an amount from 0% to 100% of the value of the underlying security in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the securities owned by the Fund and cash premiums received from writing or “selling” covered call options on securities held in the Fund’s portfolio.

The Fund may not sell “naked” call options, i.e., equity options representing more shares of a security than the Fund has in the portfolio.